SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue, Major Customer [Line Items]
Total revenues	$ 201,646	$ 176,030	$ 164,304
ISRAEL
Revenue, Major Customer [Line Items]
Total revenues	58,079	36,401	29,198
Europe [Member]
Revenue, Major Customer [Line Items]
Total revenues	23,642	29,084	37,409
UNITED STATES
Revenue, Major Customer [Line Items]
Total revenues	100,470	92,577	82,470
JAPAN
Revenue, Major Customer [Line Items]
Total revenues	11,226	10,092	11,299
Other [Member]
Revenue, Major Customer [Line Items]
Total revenues	$ 8,229	$ 7,876	$ 3,928